Debt Financing	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Financing
Debt Financing

14.Debt Financing

In June 2022, Legacy Orchestra entered into a loan and security agreement (the “2022 Loan and Security Agreement”) with Avenue Venture Opportunities Fund, L.P. (“Avenue I”) and Avenue Venture Opportunities Fund II, L.P. (“Avenue II,” and,

collectively with Avenue I, “Avenue”). The terms of the 2022 Loan and Security Agreement include a term loan of up to $20 million available in two tranches with the first tranche of $10 million that was drawn at closing in June of 2022, and a second tranche of $10 million available at closing of the Legacy Orchestra Series D-2 Preferred Stock financing was not drawn. Additionally, the Company may have access to a third tranche of $30 million subject to certain financing milestones. The term loan matures on June 1, 2026. In addition, the lender has the right, at its discretion, but not the obligation, to convert any portion of the outstanding principal amount of the loans up to $5 million into shares of Company Common Stock at a price per share equal to $12.00 (the “Conversion Option”), subject to adjustment; provided, however, the Conversion Option shall not be exercised by lender during the six (6) month period after completion of the Business Combination.

Pursuant to the terms of the 2022 Loan and Security Agreement, Legacy Orchestra issued Avenue warrants that will be exercisable for 100,000 shares of Company Common Stock, and the estimated fair value of the warrants of $178,000 was recorded as debt discount on the date of issuance and is being amortized to interest expense over the term of the 2022 Loan and Security Agreement. In addition, other financing costs totaling $405,000 were also recorded as debt discount and is being amortized to interest expense over the term of the facility.

The term loan accrues interest at a floating per annum rate equal to the Wall Street Journal prime rate plus 6.45%. The rate in effect at June 30, 2023 was 14.7%. The repayment terms of the loan include monthly payments over a 4-year period, consisting of an initial 2-year interest-only period, followed by 24 monthly principal payments of $417,000 plus interest. In addition, there is a final payment equal to 4.25% of the initial commitment amount of $20 million, which will be accrued over the term of the loan using the effective-interest method.

Concurrent with the closing of the 2022 Loan and Security Agreement, Legacy Orchestra terminated and repaid an existing 2019 Loan and Security Agreement with Silicon Valley Bank (the “2019 Loan and Security Agreement”), which resulted in a loss on extinguishment of $682,000. Pursuant to the terms of the 2019 Loan and Security Agreement, Legacy Orchestra issued Silicon Valley Bank a warrant that, to the extent Legacy Orchestra made draws on the 2019 Loan and Security Agreement, was exercisable for a number of shares of Legacy Orchestra Common Stock equal to 2% of the amount drawn divided by the exercise price of $1.33 per share of Legacy Orchestra Common Stock. As a result of the draw in December of 2020, Legacy Orchestra issued 150,000 Legacy Orchestra Common Stock warrants to Silicon Valley Bank, and the estimated fair value of the warrants of $544,000 was recorded as debt discount on the date of issuance and was being amortized to interest expense over the term of the credit facility. These warrants have been exercised and are no longer outstanding.

The term loan accrued interest at a floating per annum rate equal to the greater of (i) the Wall Street Journal prime rate plus 1.00% or (ii) 6.25%. In addition, there was a final payment equal to 8.25% of the original aggregate principal amount which accrued over the term of the loan using the effective-interest method.

Total interest expense recorded on these facilities during the three months ended June 30, 2023 and June 30, 2022 was approximately $457,000 and $257,000, respectively. Total interest expense recorded on these facilities during the six months ended June 30, 2023 and June 30, 2022 was approximately $897,000 and $493,000, respectively.

The following table shows the amount of principal payments due pursuant to the term loan by year:

Principal
Payments
Period ending June 30:	(in thousands)
2023 (remaining 6 months)	$—
2024	2,500
2025	5,000
2026	2,500
Total	$10,000

The term loan is secured by all of the Company’s assets, excluding intellectual property and certain other assets. The loan contains customary affirmative and restrictive covenants, including the Company’s ability to enter into fundamental transactions, incur additional indebtedness, grant liens, pay any dividend or make any distributions to its holders, make investments, merge or consolidate with any other person or engage in transactions with the Company’s affiliates, but does not include any financial covenants.

13.Debt Financing

In December 2019, the Company entered into a Loan and Security Agreement with Silicon Valley Bank (the “2019 Loan and Security Agreement”). The terms of the 2019 Loan and Security Agreement include a term loan of $20 million available in two tranches. The first $10 million tranche is available to the Company with interest-only monthly payments during a 12-month draw period from December 2019 through December 31, 2020. On December 31, 2020, the Company borrowed the first $10 million tranche of the 2019 Loan and Security Agreement.

Pursuant to the terms of the 2019 Loan and Security Agreement, the Company issued Silicon Valley Bank a warrant that, to the extent the Company draws on the 2019 Loan and Security Agreement, will be exercisable for a number of shares of common stock equal to 2% of the amount drawn under the 2019 Loan and Security Agreement divided by the exercise price of $1.33 per share. As a result of the draw in December of 2020, the Company issued 150,000 common stock warrants to Silicon Valley Bank, and the estimated fair value of the warrants of $544,000 was recorded as debt discount on the date of issuance and is being amortized to interest expense over the term of the credit facility.

The term loan accrues interest at a floating per annum rate equal to the greater of (i) the Wall Street Journal prime rate plus 1.00% or (ii) 6.25%. In addition, there is a final payment equal to 8.25% of the original aggregate principal amount which will be accrued over the term of the loan using the effective-interest method.

The term loan is secured by all of the Company’s assets, excluding intellectual property and certain other assets. The loan contains customary affirmative and restrictive covenants, including the Company’s ability to enter into fundamental transactions, incur additional indebtedness, grant liens, pay any dividend or make any distributions to its holders, make investments, merge or consolidate with any other person or engage in transactions with the Company’s affiliates, but does not include any financial covenants.

In June 2022, the Company entered into a Loan and Security Agreement with Avenue Venture Opportunities Fund I and II (the “2022 Loan and Security Agreement”). The terms of the 2022 Loan and Security Agreement include a term loan of up to $20 million available in two tranches with the first tranche of $10 million that was drawn at closing in June of 2022, and a second tranche of $10 million available at closing of the Series D-2 that has not yet been drawn. Additionally, the Company may have access to a third tranche of $30 million subject to certain financing milestones. The term loan matures on June 1, 2026. In addition, the lender has the right, at their discretion, but not the obligation, to convert any portion of the outstanding principal amount of the loans up to $5 million into shares of the Company’s common stock at a price per share equal to $12.00 (the “Conversion Option”), subject to adjustment; provided, however, the Conversion Option shall not be exercised by lender during the six (6) month period after completion of a Qualified SPAC (as defined in the 2022 Loan and Security Agreement). Concurrent with the closing of the 2022 Loan and Security Agreement, the Company terminated and repaid their existing 2019 Loan and Security Agreement, which resulted in a loss on extinguishment of $682,000.

Pursuant to the terms of the 2022 Loan and Security Agreement, the Company issued Avenue Venture Opportunities Fund I and II warrants that will be exercisable for 100,000 shares of common stock, and the estimated fair value of the warrants of $178,000 was recorded as debt discount on the date of issuance and is being amortized to interest expense over the term of the Loan and Security Agreement. In addition, other financing costs totaling $405,000 were also recorded as debt discount and is being amortized to interest expense over the term of the facility.

The term loan accrues interest at a floating per annum rate equal to the Wall Street Journal prime rate plus 6.45%. The rate in effect at December 31, 2022 was 13.45%. Total interest expenses recorded on the facility during the year ended December 31, 2022 was approximately $711,000. The repayment terms of the loan include monthly payments over a 4-year period, consisting of an initial 2 year interest-only period, followed by 24 monthly principal payments of $417,000 plus interest. In addition, there is a final payment equal to 4.25% of the initial commitment amount of $20 million, which will be accrued over the term of the loan using the effective-interest method.

Principal
Payments
(in thousands)
Period ending December 31:
2023	$—
2024	2,500
2025	5,000
2026	2,500
Total	$10,000

The term loan is secured by all of the Company’s assets, excluding intellectual property and certain other assets. The loan contains customary affirmative and restrictive covenants, including the Company’s ability to enter into fundamental transactions, incur additional indebtedness, grant liens, pay any dividend or make any distributions to its holders, make investments, merge or consolidate with any other person or engage in transactions with the Company’s affiliates, but does not include any financial covenants.